8. Convertible Notes (Details Narrative) - Convertible Notes Payable [Member]	12 Months Ended
Dec. 31, 2018 USD ($) shares
Former Directors Company [Member]
Debt face amount	$ 500,000
Debt stated interest rate	10.00%
Debt maturity date	Apr. 30, 2019
Interest expense debt	$ 285,304
Note payable balance	233,463
Private Placement [Member]
Debt face amount	$ 2,782,050
Debt stated interest rate	10.00%
Beneficial conversion feature	$ 2,456,704
Payment of debt issuance costs	$ 325,346
Warrants issued with debt, shares | shares	6,500,000
Warrants issued with debt, value	$ 1,300,126
Interest expense debt	2,019,203
Note payable balance	$ 1,392,887